Investment Portfolio - Government and Corporate Securities (Equity Instruments at Fair Value Through Other Comprehensive Income) (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	$ 8,904,312	$ 8,640,277
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	4,502,573	4,322,577
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	3,732,085	3,381,372
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Level 3 Fair value | Compensadora Electrónica S.A.
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	2,436,994	1,941,974
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Level 3 Fair value | Mercado Abierto Electrónico S.A.
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	1,011,785	1,114,544
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Level 3 Fair value | Seguro de Depósitos S.A.
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	268,270	314,132
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In pesos | Level 3 Fair value | Others
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	15,036	10,722
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	770,488	941,205
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Level 2 Fair value | Others
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	34,513	60,425
EQUITY INSTRUMENTS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME | Government Securities - In foreign currency | Level 2 Fair value | Banco Latinoamericano de Exportaciones S.A.
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Equity instruments held	$ 735,975	$ 880,780